CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ 4,225,197	$ (16,971,797)	$ (32,799,677)	$ (8,786,277)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount and deferred financing costs			812,505	1,454,663
Loss on extinguishment of debt		2,086,280	2,170,280
Initial fair value of derivative warrant liability included as interest expense		5,189,000	5,189,000
Loss (gain) on derivative liability, net	(10,580,000)	6,032,000	17,284,000	(210,634)
Depreciation and amortization expense	88,788	292,329	394,215	282,828
Impairment of intangible assets and goodwill			1,344,242
Share-based payments	2,995,251	1,974,191	3,752,312	5,418,672
Changes in operating assets and liabilities (net of amounts acquired)
Accounts receivable	(101,192)	(143,141)	(57,661)	(106,234)
Prepaid expenses and other assets	(109,384)	(12,321)	(31,961)	(24,332)
Inventory	(22,462)	(11,627)	7,537	67,072
Accounts payable and accrued liabilities	245,357	174,948	80,457	322,216
Net cash used in operating activities:	(2,124,013)	(1,062,683)	(1,854,751)	(1,582,026)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment			(41,448)	(56,213)
Chiefton acquisition – cash paid for inventory				(12,249)
Lending on Note receivable – related party	(26,500)		(75,000)
Net cash used in investing activities	(171,425)	(11,615)	(116,448)	(68,462)
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of notes payable		2,500,000	2,500,000	350,000
Increase in Infinity Note – related party		497,500	497,500	1,100,000
Payments on notes payable		(917,307)	(917,307)	(6,337)
Proceeds from exercise of warrants for shares of common stock	1,599,181		606,090	100,000
Net cash provided by financing activities	1,774,181	2,080,193	2,686,283	1,543,663
NET INCREASE (DECREASE) IN CASH	(521,257)	1,005,895	715,084	(106,825)
CASH, BEGINNING OF PERIOD	773,795	58,711	58,711	165,536
CASH, END OF PERIOD			773,795	58,711
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	131,763	213,813	169,206	231,296
NON-CASH TRANSACTIONS
Issuance of common stock and warrants for accrued stock payable			1,732,775	988,493
Derivative warrant liability recorded as debt discount		$ 2,450,000	2,450,000
Warrants issued in connection with debt recorded as debt discount			31,100	298,532
Converted Notes			550,000
Convertible notes payable settled in common stock				1,651,123
Portion of Warrant derivative liability recorded as Additional paid-in capital upon exercise of warrants	7,301,000		3,518,000	3,683,270
12% Note principal used to exercise 12% Warrants	$ 668,750		250,000
Acquisition of IPG with common stock payable and warrants				1,887,000
Acquisition of Chiefton with common stock payable				69,400
Accrued interest included in modification of Infinity Note – related party			2,202
Infinity Capital [Member]
NON-CASH TRANSACTIONS
Converted Notes				$ 309,000
Accrued interest included in modification of Infinity Note – related party			$ 72,626